Note 13 - Capital Stock	12 Months Ended
Dec. 31, 2014
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
13. Capital Stock

Common Stock

We are authorized to issue up to 200,000,000 shares of Common Stock with a par value of $0.001 per share. Each share of Common Stock entitles the holder to one vote on all matters submitted to a vote of our stockholders.  Common stockholders are not entitled to receive dividends unless declared by the board of directors.

In connection with the acquisition of Campus Labs, we issued warrants to the former owners of Campus Labs, LLC which allows the former owners to acquire an aggregate of 150,000 shares of our common stock at a price of $11.67 per share. The warrants are first exercisable in August 2017 and expire in August 2022.

Preferred Stock

We are authorized to issue 20,000,000 shares of Preferred Stock with a par value of $0.001 per share.

Treasury Stock

During the year ended December 31, 2013, we purchased 528,403 shares of our common stock, respectively at a cost of $6.0 million.